UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Mittleman Brothers LLC
      188 Birch Hill Road
      Locust Valley, NY 11560


Form 13F File Number:  028-15019

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Mittleman
Title: Managing Partner
Phone: 516-686-6200

Signature, Place, and Date of Signing:

  Philip Mittleman           Locust Valley, NY         November 14, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               17
                                                  -----------------------

Form 13F Information Table Value Total:            94965(x1000)
                                                  -----------------------


List of Other Included Managers:

                            Mittleman Brothers LLC
                           Form 13F Information Table


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


FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------- ------------ ---------- --- ----- ------------- --------- ------ ----- ---
AVIS BUDGET GROUP INC               COM     053774105       11250    731497SH              SOLE                  731497
CAPITAL TRUST INC                   COM     14052H506        6765   1794344SH              SOLE                 1794344
CARMIKE CINEMAS INC                 COM     143436400       11146    988160SH              SOLE                  988160
DEX ONE CORP                        COM     25212W100        2831   2264778SH              SOLE                 2264778
GSI GROUP INC                       COM     36191C205        5423    608625SH              SOLE                  608625
HARBINGER GROUP INC                 COM     41146A106       11161   1323917SH              SOLE                 1323917
HEALTH MGMT ASSOC                   COM     421933102        6366    758786SH              SOLE                  758786
KB FINANCIAL GROUP INC              ADR     48241A105        2496     70724SH              SOLE                   70724
KT CORP                             ADR     48268K101        2470    157939SH              SOLE                  157939
LODGENET INTERACTIVE                COM     540211109        1156   1805480SH              SOLE                 1805480
MULTIMEDIA GAMES                    COM     625453105        2977    189281SH              SOLE                  189281
PENN VIRGINIA CORP                  COM     707882106        2406    388015SH              SOLE                  388015
REVLON INC                          COM     761525609       12724    824077SH              SOLE                  824077
SKILLED HEALTHCARE GRP              COM     83066R107        2796    434853SH              SOLE                  434853
SPECTRUM BRANDS                     COM     84763R101        3029     75712SH              SOLE                   75712
UNISYS CORP                         COM     909214306        3979    191103SH              SOLE                  191103
VIRGIN MEDIA INC                    COM     92769L101        5991    203629SH              SOLE                  203629

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